UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  May 31, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ANNUAL REPORT
May 31, 2011

www.JubakFund.com

Jubak Global Equity Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	5
Fund Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	24
Supplemental Information	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Jubak Global Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Shareholder:

We all know what we’re supposed to do. Floss, eat our vegetables, say Please and Thank you. It’s the doing that’s hard.

Investing is like that too. If you’re investing for the long term—as I am for you at Jubak Global Equity—you’re supposed to stick to proven investment strategies even when they aren’t delivering the best gains at the moment; you’re supposed to buy low and sell higher even when the temptation is to join the crowd that is buying high in the hopes of selling higher; you’re supposed to put your money to work following long term trends even if the events of the day are working against those trends.

Doing what you’re supposed to do as investment manager is harder in some years than others. It’s been hard in the twelve months from June 30, the day when I started the Jubak Global Equity Fund. I’m not especially happy with the return in the fund’s first year—7.9% isn’t anything to crow about in my book—but I am pleased that for most of the year and for most of the time—I’ve done what I’m supposed to do.

Over the past year I’ve built a portfolio that is concentrated in the markets, sectors, and companies that are the best way, in my opinion, to play the strongest trends of the next ten years.

A portfolio of this sort won’t outperform the market every year—but for the long-term this is where I’d put my personal money. (And in fact I have.)

This wasn’t the kind of year I would have picked for the first year of Jubak Global Equity. I had in mind something more like beginning with a low that stretched from the opening of the fund’s doors on June 30 well into October so that I had plenty of time to put money to work and then a slow but steady climb in the markets without surprising rotations between sectors or individual global markets.

Ah, well, maybe next year.

The market during the fund’s first year didn’t look much like my ideal. We did indeed get a big low in U.S. stocks in July followed by a quick rally and then a return almost to the July low.

We then did get a big rally from the August lows to a November high. In that move emerging market stocks led the way. The MSCI Emerging Markets index climbed 22.6% from August 26 to November 4. That easily outpaced the none-to-shabby gain in the U.S. Standard & Poor’s 500 of 16.6% for that period.

But the November highs turned out to be the highs for the year for emerging markets. China, Brazil, and India, especially India, all went into a swoon. Emerging markets struggled to stay even for the rest of the year and failed—with the emerging markets index falling by 1.1% from the November highs through the end of 2010.

On the other hand, the U.S. market finished 2010 with a decent flourish, climbing another 3% from November 4 through December.

And then what happened in 2011? Both markets fell toward lows in March, rallied to new highs in April, and then dropped again into what in June looked like a replay of the summer swoon of 2010.

In a market like this you don’t want the short-term volatility to scare you out of long-term positions, but you don’t want to load up on markets or sectors that aren’t going anywhere but down for a while. Ignoring short-term swings is one thing; signing up for extra punishment by averaging down and down and down and down is something else entirely.

To give you some idea of what I mean, beginning in December or so, I became convinced that the U.S. markets would be among the best performing in the world for the first half of 2011. And that many emerging markets—Brazil and China, for example, would lag because the central banks in those countries were determined to raise interest rates to slow their domestic economies and reduce inflation. That led me to keep the fund’s full maximum weighting in U.S. stocks of 40% and to keep it invested in stocks with a relatively high sensitivity to the strengths of the U.S. economy. That put the fund into such names as Apple, truck engine maker Cummins, energy systems maker Johnson Controls, and domestic on-shore oil producer Oasis Petroleum.

At the same time while I didn’t liquidate the fund’s positions in Brazil and China, two of the best long-term investment opportunities in the world, in my opinion, I did build positions in these markets more slowly than I would have under other market conditions. In Brazil, for example, I built only a half position in Natura Cosmeticos and food processor Marfrig Alimentos.

In China—and other emerging markets—I very actively monitored valuations even in stocks I knew I want to own for the long run. There was so much volatility in the market this year—what with sectors and markets moving in and out of favor—that in some cases I sold partial positions at what looked like a top in a belief that I could buy these positions back at a lower price in the future. I did this successfully with Baidu in China, for example, and with Freeport McMoRan Copper & Gold in the commodities sector.

The stock markets of Europe and Japan presented big challenges this year. In both cases the long-term growth story is rather bleak. Japan doesn’t seem to be growing at all and European economies are growing more slowly than even the United States. But several times during the year—in the aftermath of the Japanese earthquake and tsunami and in the fear surrounding the Greek debt crisis—valuations were compellingly low. The fund’s investments in Japan—Hello Kitty franchise owner Sanrio, robot maker Fanuc, and carbon fiber manufacturer Toray Industries—and in Europe—French luxury goods producer LVMH Moet Hennessy Louis Vuitton, German factory production equipment maker Kuka, and French cosmetics giant L’Oreal—turned out to among the best performing holdings for the year.

On the other hand, a few European positions, especially in the banking sector, proved disappointing. While I was able to establish large positions for the fund at reasonable prices by repeatedly buying at the lows, the Euro debt crisis prevented shares of either Banco Santander or Banco Bilbao Vizcaya from showing much of a gain this year. Every time the shares of these two big Spanish banks took a step forward, the debt crisis knocked them back. I still believe that these two banks will be able to use the crisis to increase their market share in Spain, but only after a convincing, if temporary, solution to the Euro crisis will the stock market be willing to look that far ahead.

I expect that the next 12 months—the last half of 2011 and the first half of 2012—will present their own challenges. My projection is that the United States, the world’s best performing stock market for much of the last 12 months will lag markets in the emerging world. I believe the primary driver for this differential will be interest rates.  Beginning around the middle of 2011, I think markets will start to anticipate an end to the round of interest rate increases that have depressed financial markets from China to Brazil. Higher interest rates will have indeed slowed growth enough so that governments in these countries will be able to get inflation under control. That in turn will likely lead to interest rate reductions—with a favorable effect on stock prices—in many of these markets in the first half of 2012.

I expect the exact opposite pattern will prevail in Europe and in the United States. In April 2011 the European Central Bank raised its benchmark interest rates for the first time since the global financial crisis and in June bank president Jean-Claude Trichet signaled the bank would raise rates again in July. That will slow inflation, which has recently run above the bank’s target of “close to but below 2%,” but it is also likely to slow already anemic European economic growth even further. For the 12 months ahead as a rule of thumb I would own only European companies with big exposure to global growth economies.

In the United States economic weakness is likely to keep the Federal Reserve on hold well into 2012. I don’t anticipate increases in short-term benchmark interest rates during that period. But that doesn’t mean U.S. interest rates—the medium and long-term rates that the Federal Reserve does not directly control—won’t start to climb. Higher euro interest rates and the likely inability or unwillingness of Washington to address the long-term U.S. budget deficit will push medium and long-term U.S. interest rates higher over the next 12 months. That may slow an already slow economy. During the next year I will focus the fund’s U.S. allocation on exporters such as mining equipment makers Joy Global and Titan International and farm sector leaders such as Deere and DuPont.

In the world’s emerging markets the fund will concentrate on establishing or expanding positions in shares of companies that are focused on domestic economies and the growth of the middle class in those economies. The portfolio already owns shares of companies that fit this profile in South American airline Lan and Gol, in Brazilian cosmetics maker Natura Cosmeticos, in Turkish beer producer Anadolu Efes, in Chinese insurance company Ping An and lodging chain Home Inns and Hotels Management, and in Brazilian and Indian banks such as Itau Unibanco and HDFC Bank.

I am always aware of the need to deliver value to investors. For example, the fund tries to provide extra value to you by buying stocks that don’t trade in the United States and that are difficult for individuals to buy themselves. In the fund’s first year, I’m pleased to note that we’ve added the ability to trade directly in Hong Kong, Sao Paulo, Santiago, Singapore, Tokyo, Paris, Jakarta, Istanbul, Oslo, and Warsaw. I will continue to work on adding more markets in the next year.

I’m also pleased to announce that we will be cutting the fees that you pay to invest in the fund to 1.65% starting on July 1 from 1.75% in the fund’s first year. New funds don’t have the ability to spread fixed costs over a large body of assets so in their early years they have to charge higher fees. We’re committed to reducing those fees with time as the fund grows. The reduction for the next year brings the fees you pay at Jubak Global Equity closer to the average for all global funds.

Thank you for investing with me for the first year and be assured that I will do my very best to make this as profitable an experience as I can for every investor in my fund.

Jim Jubak
Portfolio manager and chief investment strategist for Jubak Global Equity and Jubak Asset Management.

Jubak Global Equity Fund
FUND PERFORMANCE AND SUMMARY at May 31, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the MSCI ACWI IMI Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI IMI (All Country World Investable Market) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It includes large, mid-cap, and small-cap segments and provides exhaustive coverage of these size segments by targeting a coverage range of close to 99% of the free float-adjusted market capitalization of each  market (large, mid and small cap indices target a coverage range of about 70%, 15% and 14%, respectively, of the free float-adjusted market capitalization).

This index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not possible to invest in an index.

Total Returns as of May 31, 2011
			Since
	3 Months	6 Months	Inception*
Jubak Global Equity Fund	-0.36%	6.99%	10.20%
MSCI ACWI IMI Index	1.94%	14.45%	33.21%
* Inception date 6/30/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 2.07% and 1.75%, respectively, which are the amount stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through 9/30/12.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Jubak Global Equity Fund
Fund Expenses – May 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/1/10 to 5/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/10	5/31/11	12/1/10 – 5/31/11

Actual Performance	$1,000.00	$1,069.90	$9.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	COMMON STOCKS - 84.6%
	ARGENTINA - 0.8%
14,000	Arcos Dorados Holdings, Inc. - A Shares*	$318,500

	AUSTRALIA - 5.0%
211,945	Lynas Corp., Ltd.*	538,943
26,207	MacArthur Coal Ltd.	333,534
9,016	Newcrest Mining Ltd.	381,930
11,708	Westpac Banking Corp.	277,279
67,918	Whitehaven Coal Ltd.	416,203
		1,947,889

	BERMUDA - 1.5%
16,380	Seadrill Ltd.	592,417

	BRAZIL - 6.2%
5,073	Banco Bradesco SA - ADR	101,054
3,320	CCR SA	101,383
8,200	Cosan Ltd. - A Shares	97,416
8,600	Cosan SA Industria e Comercio*	131,528
17,300	Gerdau SA - ADR	190,819
21,500	Gol Linhas Aereas Inteligentes SA - ADR	279,715
12,100	Itau Unibanco Holding SA - Preferred ADR	276,243
7,180	Lojas Renner SA	270,089
46,490	Marfrig Alimentos SA	422,248
13,200	Natura Cosmeticos SA	351,554
15,950	Sul America SA - Units	201,176
		2,423,225

	CANADA - 4.7%
2,000	Agnico-Eagle Mines Ltd.	129,400
2,900	Agrium, Inc.	255,374
3,368	Bank of Nova Scotia	206,352
9,600	Goldcorp, Inc.	480,672
15,145	Pacific Rubiales Energy Corp.	422,688
5,500	Pan American Silver Corp.	186,395
3,000	Potash Corp of Saskatchewan, Inc.	169,800
		1,850,681

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	CHILE - 1.8%
26,570	Cencosud SA	$202,340
18,000	Lan Airlines SA - ADR	516,960
		719,300

	CHINA - 2.2%
1,000	Baidu, Inc. - ADR*	135,710
4,800	Home Inns & Hotels Management, Inc. - ADR*	196,176
3,061	Mindray Medical International Ltd. - ADR	88,922
8,800	Ping An Insurance Group Co. of China Ltd. - H Shares	94,741
4,300	Tencent Holdings Ltd.	123,918
22,000	Yingli Green Energy Holding Co., Ltd. - ADR*	201,960
		841,427

	COLOMBIA - 0.5%
5,595	Petrominerales Ltd.	188,434

	DENMARK - 2.7%
4,820	Novo Nordisk A/S - B Shares	605,946
2,670	Novozymes A/S - B Shares	448,926
		1,054,872

	FINLAND - 1.3%
4,800	Kone OYJ - B Shares	303,331
30,000	Nokia Corp. - ADR	210,600
		513,931

	FRANCE - 2.2%
3,910	L'Oreal SA	493,293
1,510	LVMH Moet Hennessy Louis Vuitton SA	263,458
560	PPR	97,742
		854,493

	GERMANY - 3.8%
13,400	Aixtron SE - ADR	533,052
5,030	K+S AG	402,160
15,840	KUKA AG	430,831
1,470	Wincor Nixdorf AG	102,100
		1,468,143

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	HONG KONG - 1.6%
35,800	China Resources Enterprise Ltd.	$143,525
11,700	Dairy Farm International Holdings Ltd.	104,832
9,000	Hutchison Whampoa Ltd.	104,249
115,640	Li & Fung Ltd.*	256,933
		609,539

	INDIA - 1.5%
589	HDFC Bank Ltd. - ADR	95,907
2,000	ICICI Bank Ltd. - ADR	95,380
6,500	Infosys Technologies Ltd. - ADR	401,375
		592,662

	INDONESIA - 0.5%
682,000	Adaro Energy Tbk PT	195,773

	IRELAND - 0.8%
9,655	Shire PLC	305,825

	ITALY - 1.2%
15,000	Luxottica Group SpA - ADR	478,800

	JAPAN - 5.4%
9,000	Canon, Inc. - ADR	431,820
1,400	FANUC Corp.	216,091
13,000	Komatsu Ltd. - ADR	390,000
35,000	Renesas Electronics Corp.*	319,449
7,400	Sanrio Co., Ltd.	283,864
58,800	Toray Industries, Inc.	447,249
		2,088,473
	NETHERLANDS - 1.2%
6,800	ASML Holding NV	265,268
5,000	CNH Global NV*	211,600
		476,868

	NORWAY - 2.2%
11,300	Statoil ASA	297,772
9,110	Yara International ASA	549,288
		847,060

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	POLAND - 0.9%
2,395	Powszechny Zaklad Ubezpieczen SA	$340,071

	SINGAPORE - 1.5%
183,000	Breadtalk Group Ltd.	90,510
64,000	Goodpack Ltd.	106,377
43,507	Keppel Corp., Ltd.	406,525
		603,412

	SOUTH AFRICA - 0.7%
9,940	Impala Platinum Holdings Ltd.	276,877

	SOUTH KOREA - 0.4%
960	MegaStudy Co., Ltd.	141,620

	SPAIN - 2.1%
28,474	Banco Bilbao Vizcaya Argentaria SA - ADR	334,000
39,440	Banco Santander SA - ADR	468,942
		802,942

	SWITZERLAND - 4.3%
8,800	Nestle SA - ADR	566,104
1,785	Schindler Holding AG	225,508
7,300	Syngenta AG - ADR	503,992
20,000	Weatherford International Ltd.*	395,400
		1,691,004

	TURKEY - 1.3%
25,095	Anadolu Efes Biracilik Ve Malt Sanayii AS	348,291
63,570	Turk Hava Yollari AO*	169,286
		517,577

	UNITED KINGDOM - 2.0%
21,400	African Barrick Gold Ltd.	160,541
6,000	HSBC Holdings PLC - ADR	314,160
11,067	Standard Chartered PLC	297,132
		771,833

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	UNITED STATES - 24.3%
4,000	Abbott Laboratories	$209,000
6,000	American Tower Corp - A Shares*	332,880
1,100	Apple, Inc.*	382,613
6,900	Boeing Co.	538,407
13,500	Brigham Exploration Co.*	420,390
2,000	Central European Distribution Corp.*	25,120
1,000	Chevron Corp.	104,910
6,000	Coach, Inc.	381,960
2,000	Cummins, Inc.	210,480
7,000	Deere & Co.	602,560
9,000	EI du Pont de Nemours & Co.	479,700
2,000	Flowserve Corp.	242,460
15,000	Ford Motor Co.*	223,800
5,000	Freeport-McMoRan Copper & Gold, Inc.	258,200
5,000	General Cable Corp.*	208,750
500	Google, Inc. - A Shares*	264,510
10,800	Johnson Controls, Inc.	427,680
2,600	Joy Global, Inc.	233,090
2,000	Lindsay Corp.	134,160
9,000	Merck & Co., Inc.	330,750
15,000	Morgan Stanley	362,400
10,000	Oasis Petroleum, Inc.*	302,500
6,400	PNC Financial Services Group, Inc.	399,488
2,000	Polypore International Inc.*	131,100
2,700	Precision Castparts Corp.	424,170
3,515	Schlumberger Ltd.	301,306
2,925	Southern Copper Corp.	101,088
3,000	Southwestern Energy Co.*	131,310
13,000	St. Joe Co.*	282,490
2,000	Timken Co.	103,240
13,000	Titan International, Inc.	357,370
14,000	US Bancorp	358,400
4,000	Viacom Inc. - B Shares	201,640
		9,467,922

	TOTAL COMMON STOCKS
	(Cost $31,709,922)	32,981,570

	SHORT-TERM INVESTMENTS - 16.5%
6,441,011	Fidelity Institutional Government Portfolio - 0.10%†	6,441,011
	Total Short-Term Investments	6,441,011
	(Cost $6,441,011)

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2011

Number of Shares		Value
	TOTAL INVESTMENTS - 101.1%
	(Cost $38,150,933)	$39,422,581
	Liabilities less Other Assets - (1.1%)	(423,936)
	Total Net Assets - 100.0%	$38,998,645

* Non-income producing security
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of May 31, 2011
Sector Representation as a % of Net Assets

Sector Breakdown	% of Net Assets
Industrials	17.1%
Materials	16.1%
Financials	11.6%
Energy	9.7%
Consumer Discretionary	9.1%
Information Technology	8.6%
Consumer Staples	7.6%
Health Care	3.9%
Telecommunication Services	0.9%
Total Long-Term Investments	84.6%
Short-Term Investments	16.5%
Total Investments	101.1%
Liabilities less Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements

Jubak Global Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011

Assets:
Investments in securities, at value (cost $38,150,933)	$39,422,581
Foreign cash, at value (cost $100,544)	100,360
Cash	8,002
Receivables:
Dividends and interest	82,112
Fund shares sold	50,867
Deferred offering costs	2,891
Prepaid expenses	23,853
Total assets	39,690,666

Liabilities:
Payables:
Investment securities purchased	606,338
Fund shares redeemed	9,840
Due to Advisor	18,590
Distribution fees - (Note 6)	8,098
Administration fees	4,387
Custody fees	9,028
Fund accounting fees	4,938
Chief compliance officer fees	2,968
Trustees fees	179
Accrued other expenses	27,655
Total liabilities	692,021

NET ASSETS	$38,998,645

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	3,539,187
Net asset value per share	$11.02

Components of Net Assets:
Capital	$37,768,189
Accumulated net investment loss	(7,498)
Accumulated net realized loss on investments and foreign currency transactions	(33,450)
Net unrealized appreciation on investments and foreign currency translations	1,271,404
Net Assets	$38,998,645

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF OPERATIONS
For the Period June 30, 2010* through May 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $30,386)	$319,065
Interest	1,763
Total investment income	320,828

Expenses:
Advisory fee	209,321
Transfer agent fees	59,726
Distribution fees - (Note 6)	43,608
Fund accounting fees	37,109
Offering costs	33,368
Administration fees	32,520
Custody fees	30,439
Registration fees	21,303
Audit fees	15,001
Shareholder reporting fees	8,689
Chief compliance officer fees	8,261
Legal fees	6,684
Miscellaneous expenses	6,149
Trustees fees and expenses	4,007
Insurance fees	498
Total expenses	516,683
Less: Fees waived and expenses absorbed	(211,423)
Net expenses	305,260
Net investment income	15,568

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized loss from:
Investments	(33,547)
Foreign currency transactions	(39,571)
Total net realized loss	(73,118)
Net change in unrealized appreciation (depreciation) on:
Investments	1,271,648
Foreign currency translations	(244)
Total net unrealized appreciation	1,271,404
Net realized and unrealized gain on investments and foreign currency	1,198,286

Net Increase in Net Assets from Operations	$1,213,854

*	Commencement of Operations.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	June 30, 2010*
	to May 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$15,568
Net realized loss on investments and foreign currency transactions	(73,118)
Net unrealized appreciation on investments and foreign currency translations	1,271,404
Net increase in net assets resulting from operations	1,213,854

Capital Transactions:
Net proceeds from shares sold	40,937,345
Cost of shares redeemed	(3,152,554	) 1
Net increase from capital transactions	37,784,791

Total increase in net assets	38,998,645

Net Assets:
Beginning of period	-
End of period	$38,998,645

Accumulated net investment loss	$(7,498)

Capital Share Transactions:
Shares sold	3,828,944
Shares redeemed	(289,757)
Net increase from capital share transactions	3,539,187

* Commencement of Operations.
1 Net of redemption fee proceeds of $15,277.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.

	For the Period
	June 30, 2010* to
	May 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income4	0.01
Net realized and unrealized gain on investments and foreign currency	1.00
Total from investment operations	1.01

Redemption fee proceeds	0.01

Net asset value, end of period	$11.02

Total return	10.20	% 1

Ratios and Supplemental Data
Net assets, end of period (000's)	$38,999

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.96	% 2
After fees waived and expenses absorbed	1.75	% 2,3
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(1.12	%) 2
After fees waived and expenses absorbed	0.09	% 2

Portfolio turnover rate	59	% 1

*	Commencement of Operations.
1	Not annualized.
2	Annualized.
3
Effective July 1, 2011, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

4	Based on average shares outstanding during the period

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $36,259, which are being amortized over a one-year period from June 30, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Continued)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jubak Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until September 30, 2012.

For the period June 30, 2010 (commencement of operations) through May 31, 2011, the Advisor waived fees and reimbursed expenses of $211,423.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At May 31, 2011, the amount of these potentially recoverable expenses was $211,423.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Continued)

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 30, 2010 (commencement of operations) through May 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 30, 2010 (commencement of operations) through May 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency translations based on cost for federal income tax purposes were as follows:

Cost of investments	$38,362,606

Gross unrealized appreciation	$2,067,942
Gross unrealized depreciation	(1,007,967)
Unrealized depreciation on foreign currency	(244)
Net unrealized appreciation on investments and foreign currency translations	$1,059,731

The difference between cost amounts for financial statement and federal income tax purposes is due to primarily to wash sale deferrals and passive foreign investment companies (“PFICs”).

At May 31, 2011, the Fund had net realized capital losses from transactions between November 1, 2010 and May 31, 2011 of $13,953 which for tax purposes, are deferred and will be recognized in fiscal year 2012.

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$184,678
Undistributed long-term capital gains	-
Tax accumulated earnings	184,678
Accumulated capital and other losses	(13,953)
Unrealized appreciation	1,059,731
Total accumulated earnings	$1,230,456

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Continued)

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  The reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2011, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment loss and accumulated realized gains as follows:

Increase (Decrease)
	Undistributed Net	Accumulated
Paid in Capital	Investment Loss	Realized Gains
$(16,602)	$(23,066)	$39,668

Note 5 - Investment Transactions
For the period June 30, 2010 (commencement of operations) through May 31, 2011, purchases and sales of investments, excluding short-term investments, were $40,886,280 and $9,142,908, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period June 30, 2010 (commencement of operations) through May 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3** (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,498,646	$1,043,617	$-	$3,542,263
Consumer Staples	1,796,309	1,180,451	-	2,976,760
Energy	2,428,892	1,340,210	-	3,769,102
Financials	3,495,992	1,009,223	-	4,505,215
Health care	628,672	911,771	-	1,540,443
Industrials	4,685,446	1,962,198	-	6,647,644
Information Technology	2,826,908	545,467	-	3,372,375
Materials	2,755,440	3,539,448	-	6,294,888
Telecommunication Services	332,880	-	-	332,880
Short-Term Investments	6,441,011	-	-	6,441,011
Total Investments, at Value	$27,890,196	$11,532,385	$-	$39,422,581

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.  In this circumstance $11,532,385 of investment securities were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities at May 31, 2011.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – May 31, 2011
(Continued)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the periods ended May 31, 2011, the Fund did not enter into any forward contracts.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to the date of issuance of the Fund’s financial statements. Effective July 1, 2011, the Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excludes taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Jubak Global Equity Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of May 31, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 30, 2010 (commencement of operations) to May 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jubak Global Equity Fund as of May 31, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period June 30, 2010 to May 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 25, 2011

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Fund designates $299,492 of income derived from foreign sources and $25,620 of foreign taxes paid for the period ended May 31, 2011.

For the year ended May 31, 2011, 100.00% of dividends to be paid from net investment income is designated as qualified dividend income.

For the year ended May 31, 2011, 23.50% of the dividends to be paid from net investment income is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-885-8225.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	35	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	35	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	35	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	35	None

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)
Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	35	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

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Jubak Global Equity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Jubak Asset Management, LLC
9 W. 57th Street, 26th Floor
New York, NY 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Jubak Global Equity Fund	JUBAX	461 418 691

Privacy Principles of the Jubak Global Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Jubak Global Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 88JUBAK (58225) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 88JUBAK (58225) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 88JUBAK (58225). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Jubak Global Equity Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-88JUBAK (58225)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-885-8225.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2011	FYE 5/31/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2011	FYE 5/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 5/31/2011	FYE 5/31/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
                                          John P. Zader, President

Date   August 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John P. Zader
                                          John P. Zader, President

Date   August 3, 2011

By (Signature and Title)   /s/ Rita Dam
                                          Rita Dam, Treasurer

Date   August 3, 2011